INTANGIBLE ASSETS, NET (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
INTANGIBLE ASSETS, NET
Online course and software copyrights	$ 633,300	$ 0
Less: accumulated amortization	(210,028)	0
Intangible asset, net	$ 423,272	$ 0